Summary of Significant Accounting Policies - Cost of Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Product Information [Line Items]
Total amortization of acquired technologies		$ 43,817	$ 44,319	$ 147,517	$ 175,991	$ 171,033
License
Product Information [Line Items]
Total amortization of acquired technologies		35,837	36,608	124,259	144,857	142,417
Subscription
Product Information [Line Items]
Total amortization of acquired technologies		$ 7,980	$ 7,711	$ 23,258	$ 31,134	$ 28,616
Predecessor
Product Information [Line Items]
Total amortization of acquired technologies	$ 2,186
Predecessor | License
Product Information [Line Items]
Total amortization of acquired technologies	1,455
Predecessor | Subscription
Product Information [Line Items]
Total amortization of acquired technologies	$ 731